Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance (shares)	28,686,561
Balance at	$ 934,530	$ 287	$ 1,567,905	$ (633,662)
Net loss	(104,277)			(104,277)
Public offering	128,112	$ 440	127,672
Public offering (shares)		44,000,000
Common stock issued to SSH	170	$ 0	170
Common stock issued to SSH (shares)		45,145
Issuance of restricted stock, net of forfeitures	0	$ 26	(26)
Issuance of restricted stock, net of forfeitures (shares)		2,571,213
Restricted stock amortization	14,179		14,179
Balance at	972,714	$ 753	1,709,900	(737,939)
Balance (shares)		75,302,919
Balance at	$ 753
Balance (shares)	75,298,676
Balance at	$ 956,615		1,714,358	(758,496)
Balance (shares)	75,298,676
Net loss	$ (58,658)			(58,658)
Common stock issued to SSH	82	$ 0	82
Common stock issued to SSH (shares)		12,946
Issuance of restricted stock, net of forfeitures	0	$ 0	0
Issuance of restricted stock, net of forfeitures (shares)		147,722
Restricted stock amortization	10,418		10,418
Balance at	$ 753
Balance (shares)	75,309,486
Balance at	$ 908,457	$ 753	$ 1,724,858	$ (817,154)
Balance (shares)	75,459,344	75,459,344